TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

19.    TAXATION

The Company is treated as a U.S. corporation for U.S. federal income tax purposes under Section 7874 of the Internal Revenue Code, as amended (“Section 7874”) and is subject to U.S. federal income tax on its worldwide income. However, for Canadian tax purposes, the Company, regardless of any application of Section 7874, is treated as a Canadian resident company (as defined in the Income Tax Act (Canada) (the “ITA”) for Canadian income tax purposes. As a result, the Company is subject to taxation both in Canada and the U.S. The Company is also subject to state income taxation in Massachusetts, Pennsylvania, Florida, Illinois, Nevada, New Jersey, Connecticut, and City Income Tax in Ohio.

Significant judgment is required in evaluating the Company’s uncertain tax positions and determining the provision for income taxes. The Company recognizes benefits from uncertain tax positions based on the cumulative probability method whereby the largest benefit with a cumulative probability of greater than 50% is recorded. An uncertain tax position is recognized if it has less than a 50% likelihood of being sustained.

The following is a reconciliation of the gross unrecognized tax benefits:

Unrecognized tax
benefits
Balance as of January 1, 2024	$—
Additions based on tax positions related to the prior years	484,603
Additions based on tax positions related to the current year	169,931
Balance as of December 31, 2024	$654,534

19.    TAXATION (Continued)

For the years ended December 31, 2024 and 2023, income tax expense consisted of:

	Year Ended
	2024	2023
Current expense:
Federal	$53,236	$47,727
State	4,238	7,112
Foreign	—	—
Total current expense:	57,474	54,839
Deferred (benefit) expense:
Federal	(9,353)	(6,912)
State	(4,847)	(536)
Foreign	(14,782)	(1,235)
Change in valuation allowance	14,782	1,235
Total deferred (benefit) expense:	(14,200)	(7,448)
Total income tax expense:	$43,274	$47,391

The difference between the income tax expense for the years ended December 31, 2024 and 2023 and the expected income taxes based on the statutory tax rate applied to loss before income tax as follows:

	Year Ended
	2024	2023
Expected income tax recovery	$(66,998)	$(9,609)
Difference in foreign tax rates	(38,573)	(6,030)
State Taxes	(138)	6,576
Foreign exchange gain or loss	—	370
Asset impairment	24,138	1,327
Translation adjustment	1,088	(226)
Unrealized change in fair value of financial liabilities	—	(4,835)
Acquisition costs	873	872
Interest income inclusion	9,182	6,465
Amortization of debt premium	(68)	(815)
Uncertain tax positions	51,230	46,262
Nondeductible expenses	1,815	—
Other income	2,575	—
Loss on debt extinguishment	33,142	—
Amortization of debt financing cost related to warrants	3,992	—
Amortization of debt discount related to FV adjustments	1,229	—
Difference in deductibility of debt discount	425	—
Capital loss on settlement of intercompany debt	(8,704)	—
Restricted stock	—	731
Accrued tax penalties and interest	15,458	9,762
Change in state tax rates	(3,681)	(1,627)
Prior year adjustment	—	(2,201)
Valuation allowance	14,782	1,235
Other	1,507	(866)
	$43,274	$47,391

19.    TAXATION (Continued)

As of December 31, 2024 and 2023 the components of deferred tax assets and liabilities were as follows:

	Year Ended
	2024	2023
Deferred tax assets
Net operating losses	$10,208	$11,663
Share issuance costs	7,209	616
Share based compensation	344	210
Debt discount	424	—
Finance expenses	2,488	—
Inventory	666	2,032
Lease liabilities	6,242	1,170
Capital loss carryforward	8,704	—
Other assets	1,155	1,153
Total deferred tax assets	37,440	16,844

Deferred tax liabilities
Depreciation	(7,336)	(7,846)
Amortization	(52,668)	(63,320)
Debt financing costs	(3,382)	(584)
Other liabilities	(16)	(40)
Total deferred tax liabilities	(63,402)	(71,790)
Valuation allowance	(24,801)	(10,019)
Net deferred tax liability	$(50,763)	$(64,965)

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company assesses the positive and negative evidence to determine if sufficient future taxable income is expected to be generated to use the existing deferred tax assets. On the basis of our assessment, the valuation allowance increased by $14,782 and $1,235, respectively, as of December 31, 2024 and 2023.

As of December 31, 2024, the Company had $30,451 of gross Canadian net operating loss carry forwards which will begin to expire in 2037. As of December 31, 2024, the Company has $15,732 of gross federal net operating losses with an indefinite life and $33,616 of gross state net operating losses, that begin to expire in 2042. The Company has not recorded $10,986 of federal net operating losses and $17,765 of state net operating losses as the Company determined it is more likely than not that the benefit will not be realized.

The Company operates in a number of U.S. state tax jurisdictions and is subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. In accordance with ASC 740—Income Taxes, the Company recognizes the benefits of uncertain tax positions in our consolidated financial statements only after determining that it is more likely than not that the uncertain tax positions will be sustained. The Company files income tax returns in the United States and various state jurisdictions, which remain open to examination by the respective jurisdictions for the 2021 tax year to the present. The Company also files income tax returns in Canada which remain open to examination by the respective jurisdictions for the 2019 tax year to the present.

19.    TAXATION (Continued)

The Company’s net uncertain tax position, inclusive of interest and penalties and tax payments on deposit, were approximately $136,719 and $nil as of December 31, 2024 and December 31, 2023, respectively, which is recorded in non-current liabilities in the consolidated balance sheets. The increase of $136,719 in uncertain tax positions is due to tax positions based on legal interpretations that challenge the Company’s tax liability under Section 280E. The Company evaluated the uncertain tax liabilities under ASC Topic 740 with regards to the recognition, measurement and balance sheet classification of the uncertain tax position. Due to the degree of uncertainty, the Company re-evaluates the balance sheet classification of the uncertain tax position when circumstances change. The balance sheet classification of a liability for an uncertain tax position as current versus non-current is determined based on the expected timing of cash payments or benefits to be recognized.

As a result, during the years ended December 31, 2024 and 2023, the Company changed estimates in the income tax provision, resulting in an additional uncertain tax position of $136,719 and $nil, respectively. The Company believes it is reasonably probable that the unrecognized tax benefits will increase over the next 12 months as a result of receiving refunds related to the 280E position. The Company is not able to reasonably estimate any additional increase. The Company has been selected for examination of its 2021 and 2022 US federal and 2019 through 2022 Canadian tax returns filed. During an IRS examination of the entity’s postilion on Section 280E, accuracy-related penalties could be imposed and those penalties could have a material impact to the financial statements. The Company does not anticipate these uncertain tax benefits to be resolved in the next twelve months and anticipates that the total amount of unrecognized tax benefits may change within the next twelve months for additional uncertain tax positions taken on a go-forward basis.

During the years ended December 31, 2024 and 2023, the Company recorded interest and penalties of $15,458 and $9,762, respectively, recorded within the current tax provision on the consolidated statements of operations. Total liabilities for interest and penalties were $25,220 and $9,762 as of December 31, 2024, and December 31, 2023, respectively, recorded within income tax payable and uncertain tax position liabilities on the consolidated balance sheets.